Stock-Based Compensation - ESPP (Details) - USD ($)	12 Months Ended			33 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024
Stock-Based Compensation
Pre-tax stock-based compensation cost	$ 1,715,000,000	$ 1,311,000,000	$ 1,133,000,000
Employee Stock
Stock-Based Compensation
Discount on purchase of common stock (as a percent)				15.00%
Maximum percentage of payroll deductions on eligible compensation	10.00%
Maximum stock purchases by employees in a calendar year, value	$ 25,000
Maximum stock purchases by employees in an offering period (in shares)	1,000
Shares purchased by employees under the ESPP (in shares)	2,100,000	2,600,000	3,100,000
Average market price of share purchased (in dollars per share)	$ 222	$ 161	$ 117	$ 161
Pre-tax stock-based compensation cost	$ 84,000,000	$ 75,000,000	$ 64,000,000
Shares available for purchase (in shares)	6,600,000